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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-1743

The Spectra Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

See inside for important changes to your fund (Inside Cover)

Spectra Fund | Spectra Green Fund | Spectra Alchemy Fund | Spectra International Opportunities Fund | Spectra Technology Fund

The Spectra Funds

Semi-Annual Report

April 30, 2008

(Unaudited)

Important Notice

Fred Alger Management, Inc. has recommended, and the board of The Spectra Funds has approved, changes in the way The Spectra Funds are offered. Effective late-September 2008, The Spectra Funds will be renamed as "Alger" funds and will be included in The Alger Family of Funds.

The purpose of this change is to align all the Fred Alger Management-advised mutual funds more closely with the "Alger" brand. Fred Alger Management will continue as the investment adviser to your fund, and we anticipate no changes to the portfolio managers.

After the renaming, the funds will be primarily distributed through financial advisers with a sales charge. However, as a shareholder of The Spectra Funds, you will be "grandfathered in" and therefore allowed to continue purchasing — without a sales charge — the existing shares of The Spectra Funds and any other Fred Alger Management advised and branded fund (subject to relevant prospectus restrictions).

After the renaming, as shareholders of The Spectra Funds, you will also be allowed to exchange into and out of funds in The Alger Family of Funds and any other Fred Alger Management advised and branded fund at net asset value, also subject to relevant prospectus restrictions. Your fund share class following the renaming will be a Class "A" Share and will be listed by the various reporting services under the name "Alger."

The funds will be renamed as follows:

•  Spectra Fund to Alger Spectra Fund

•  Spectra Green Fund to Alger Green Fund

•  Spectra Alchemy Fund to Alger Analyst Fund

•  Spectra International Opportunities Fund to Alger International Opportunities Fund

•  Spectra Technology Fund to Alger Technology Fund

We are excited about these changes and the broader investment options you will now have access to. Thank you for your continued support.

Dear Shareholders,  May 30, 2008

Typically, halfway through the fiscal year is not the time to start making predictions. Those often rose-tinged foresights are usually better saved for year-end when the turbulence and froth of a hectic year have begun to settle down and investors have started to relax in an atmosphere of seasonal and consumer-driven glad tidings.

However, finding any reason to relax — much less celebrate — at our previous fiscal year-end proved difficult. Following one of the strongest growth-driven markets in years — with the Dow Jones Industrial Averagei spending several days above 14,000 — the end of 2007 saw the markets take a severe tailspin fueled by the subprime debacle and subsequent mass paranoia, only to worsen in early 2008. Only in the past month has the fallout begun to subside, providing investors with much needed breathing room.

So, while we'll save our broad predictions for another six months, we feel optimistic enough to reflect on why we think the worst of this cycle may be behind us, and why the recent downturn may actually provide investors with an opportunity to take advantage of what we are calling an "if only" market.

First Quarter Blues

The beginning of 2008 was remarkably painful in the markets, both in the United States and globally. Fall-out from the subprime mess touched almost every aspect of the economy, and reached well beyond the financial sector. The sell-off happened rapidly and with little fanfare, and few names or investors escaped unscathed. Without question, economic data for January was almost completely grim: an anemic jobs report that showed the first contraction (-17,000) of the labor force since 2003, although the unemployment rate did tick down to 4.9%; a preliminary reading of GDP growth for the last quarter of 2007 that showed the economy barely expanding at 0.6%.

It would be nice to say that the markets took these data points in stride. They did not. In fact, through the first week of February, both the S&P 500ii (down 9.3%) and the Nasdaqiii (down 13.2%) had their worst performance ever for the beginning of the year. While markets often end the year up when they begin the year down, the depth, speed, and intensity of the sell-off in January and early February hardly instilled investors with an optimistic sense of what lay ahead.

As of this writing, whether the economy as a whole ever officially entered a statistical recession or not seems beside the point. A significant majority of the American public — not to mention investors abroad — believed that it did, with investors feeling a significant psychological impediment to the aggressive devil-may-care spending of years past. Perception — particularly in the early months of 2008 — dictated that Wall Street earnings expectations for the year ahead were unrealistically high, with future growth likely to be minimal or non-existent.

Now, at the halfway mark of the fiscal year, it would be presumptuous to imply that the pain experienced during the first months of the year is over. Bear Stearn's meltdown may — or may not — be an isolated institutional failure, and repercussions from the fall-out may be felt throughout this year, and perhaps even into the next. As investors, we think that it's wise in the current market climate to take a conservative view of the economy and future earnings. At a time when negative results trigger sharp stock sell-offs and good results fade quickly, investors are well served by assessing base case and bear scenarios rigorously and steering clear of names where the downside risk outweighs the upside potential.

The above being said, we think there are certainly positives to consider, particularly concerning growth equity investing. Stocks and the economy do not necessarily move in sync, and few believe that we are looking at a protracted or steep economic contraction. Corporate balance sheets appear as stable and clean as they have ever been, with little debt and lots of cash. And the equity markets have already priced in most negative economic scenarios. In fact, we believe that years from now, today's market may be seen as one of the great "if only" markets: a missed opportunity for those who withdrew and have yet to re-enter; and a boom time for those who have returned or "stuck it out."

The "If Only" Market

What exactly is an "if only" market? It is a market looked back upon wistfully, by those not in it, who mutter to themselves, "If only I had known then what I know now, I would have bought, bought, and bought some more." And then they sigh, and say even more quietly, "If only..."

This is not a judgement call on the next few months. The markets have been trading sideways since early February and may even "violate" the lows of January and go down sharply. However, in our view, the markets have been witnessing a classic financial crisis unfolding in the context of a softening domestic economy. Unlike previous crises, however, the present issues are offset by a climate of global strength that benefits the earnings potential of many U.S.-listed companies. It is also occurring in a world awash in liquidity and where interest rates are historically low.

Typically, in periods of market flight, it is rare for growth managers to do particularly well, especially when the selling is not based on weak fundamentals. However, stock declines notwithstanding, the composition of many of our portfolios suggest strong earnings and revenue growth, certainly when compared to the S&P 500, as well as price-to-earnings-growth ratios that we believe are quite reasonable.

Investors discounting the possibility of future growth — a typical reaction in negative markets — have themselves created buying opportunities. Some companies we follow have sold off as much as 30% or more with forward earnings still looking to be above 20%. In many cases, that leads to buy points for growth stocks at unusually low prices.

And just to put too fine a point on it, historical evidence shows us that "significantly down" quarters (defined as a decline of 5% or more of the S&P 500 over the last 25 years) rarely happen back-to-back. During the subsequent rebound periods, those markets were more likely to favor growth-style investing.

Our research has shown us that investors who immediately invested after each down quarter fared significantly better than investors who waited to invest only after returns had already improved or enough time for the "markets to stabilize" had passed. So, it's quite possible that, years from now, the second fiscal quarter of 2008 may be viewed as that tremendous quarter in which to have invested, leaving many investors saying, "If only I had gotten in then."

Portfolio Matters

The Spectra Fund

The Spectra Fund returned -12.67% for the fiscal six months ended April 30, 2008, compared with a return of -9.68% for the Russell 3000 Growth Indexiv.

Information Technology represented an average weight of 29.39% of the Fund's holdings, an overweight to the benchmark, but underperformed. Lackluster performances included Tessera Technologies, Inc., a provider of miniaturization technologies for the electronics industry, DealerTrack Holdings, Inc., a provider of on-demand software and data solutions for the automotive retail industry in the United States, and SINA Corporation, an online media provider for China and global Chinese communities. The Fund did see strong contributions from Research In Motion, Ltd., manufacturer of the Blackberry, software manufacturer Solera Holdings Inc., and Mellanox Technologies, Ltd., a supplier of semiconductor-based products.

In the Health Care sector, the Fund, at an average weight of 15.69%, was underweight compared to the benchmark and underperformed. The Fund saw weaker returns in this sector from insurance provider Aetna, Inc., Northstar Neuroscience, Inc., a pioneer in the development of cortical stimulation therapies, and Inverness Medical Innovations, Inc., a manufacturer of women's health, cardiology, and infectious disease products. However, the Fund saw strong returns from Celgene Corp., a biopharmaceutical company developing innovative cancer therapies, Illumina, Inc., a developer of genomic and proteomic analysis tools, and pharmaceutical screening applications, and United Therapeutics, a biotechnology company focused on the development of products for patients with chronic and life-threatening diseases.

At an average weight of 11.95%, the Fund was overweight the benchmark in the Consumer Discretionary sector but underperformed. The Fund was negatively impacted by a steep drop in GPS device manufacturer TomTom N.V. due to worries about intensifying competition from cell phones and a bidding war with competitor Garmin, Ltd. While the Fund had promising returns from Deckers Outdoor Corp., a manufacturer of function-oriented, high-performance outdoor footwear, and LKQ Corp., it could not withstand lesser performances including Accor SA, one of the world's largest hotel groups, and the auction house Sotheby's.

At an average weight of 11.85%, the Fund was underweight the benchmark in the Industrials sector but outperformed. The Fund saw substantial contributions from JA Solar Holdings Co., Ltd., a China-based manufacturer of high-performance solar cells, BE Aerospace Inc., the world's leading manufacturer of cabin interior products for commercial aircraft, and First Solar, Inc., a manufacturer of thin film solar modules for solar power plants. Detractors included Oshkosh Corporation, a manufacturer of trucking and specialty vehicles worldwide, Monster Worldwide, the parent company for Monster.com, the premier online recruitment site, and Boeing, Inc., the world's leading aerospace company.

Spectra Green Fund

Spectra Green Fund returned -10.85% for the fiscal six months ended April 30, 2008, compared to the Russell 3000 Growth Index which returned -9.68%.

In the Information Technology sector, the Fund, at an average weight of 24.02%, was underweight the benchmark but outperformed. Top performers included Solera Holdings, Inc., Apple Inc., and Visa, Inc. The Fund saw detractors in this sector from Microsoft Corp., Cisco Systems, Inc., and Google, Inc.

In the Consumer Discretionary sector, the Fund, at a weighted average of 18.04%, was overweight the benchmark, and underperformed. Despite solid performances from retailers Urban Outfitters, Inc., J. Crew Group, Inc., and Deckers Outdoor Corp., the Fund could not offset weaker performance from GPS manufacturer Garmin, Ltd., Starbucks Corp., and the retailer Crocs, Inc.

In the Industrials sector, the Fund, as an average weight of 15.14%, was overweight the benchmark, and outperformed. Once again, solar equipment and manufacturing proved a bright spot in this sector, with solid contributions from JA Solar Holdings Co. Ltd., and First Solar, Inc. The Fund saw additional strong returns from Deere & Company, the leading manufacturer of John Deere agricultural machinery. Detractors in this sector included McDermott International, Inc., a leading worldwide energy services company, BE Aerospace Inc., and General Electric Co.

At an average weight of 12.56%, the Fund was underweight the benchmark in the Health Care sector and underperformed. Significant detractors included the pharmaceutical company Schering-Plough Corp., Metabolix, Inc., a biotech manufacturer of sustainable, environmentally-friendly plastics and chemicals, and Inverness Medical Innovations, Inc. Stronger contributions in this sector came from BioMarin Pharmaceutical, Inc., a developer of innovative biopharmaceuticals for serious diseases, Gilead Sciences, Inc., a biopharma company that develops innovative therapeutics in areas of unmet medical need, and Teva Pharmaceutical Industries, Ltd., a manufacturer of generic and branded medications.

Spectra International Opportunities Fund

The six months ended April 30, 2008 were difficult for international markets as fears of a significant global economic slowdown intensified while commodity prices continued to move higher. Despite a continued underweight in financials, the Fund suffered from a sharp correction in Chinese company shares and exposure to poor mortgage debt, as the strong gains of 2007 were pared on concerns of slowing growth and increased inflationary pressure. On a positive note, the Fund continued to benefit from solid performance in Brazil driven by Petrobras (Petróleo Brasileiro S.A.), the world's leader in deepwater oil production, and a new position in Central European Distribution Corp., a spirits distributor.

The Spectra International Opportunities Fund returned -13.15% for the six months ending April 30, 2008. During the same period, the Fund's benchmarks, the Morgan Stanley Capital International (MSCI) EAFE Indexv and the MSCI All Country World Index ex U.S. Indexvi returned -14.58% and -13.73%, respectively.

In the Information Technology sector, the Fund, at an average weight of 17.89%, was overweight both benchmarks and underperformed both. During this period, the Fund saw substandard performances from Mellanox Technologies, Ltd., a leading supplier of semiconductor-based products, Net 1 U.E.P.S. Technologies, Inc., a provider of transactional technologies for developing countries, and NICE Systems, Ltd., an Israeli technology company specializing in emotion-sensitive software and call monitoring-systems. Stronger contributors included NetEase.com, Inc., a Chinese Internet company focused on search engine technology and massively multiplayer online gaming, Ubisoft Entertainment, S.A., a French computer and video game publisher, and Research in Motion, Ltd.

At an average weight of 10.59%, the Fund was underweight both benchmarks and underperformed both in the Consumer Discretionary sector. Key contributions from Game Group, PLC, Europe's leading retailer of video game products, and New World Department Store China, Ltd., operator of one of the largest networks of department stores in the Pacific Rim, were not enough to offset less prominent returns from Sony Corp., Accor S.A., and TomTom N.V.

Despite an increasingly difficult international market in the sector, the Fund, at an average weight of 11.49%, was underweight and outperformed both benchmarks in Financials. Top performers were Sun Hung Kai Properties Ltd., a major properties developer in Hong Kong, Cathay Financial Holding Co., Ltd., Taiwan's largest financial holding company, and China Construction Bank Corp., one of the top four banks in China. Detractors in this sector included Hong Kong Exchanges & Clearing, Ltd., operators of the Hong Kong stock exchange, ICICI Bank, Ltd., India's largest private sector bank in market capitalization, and Lazard, Ltd., the parent company of Lazard, LLC, an independent, international investment bank.

In the Industrials sector, at an average weight of 11.50%, the Fund was underweight the MSCI EAFE Index and overweight the MSCI World ex, but outperformed both. Notable contributors were JA Solar Holdings Co., Ltd., Suntech Power Holdings Co., Ltd., a manufacturer of photovoltaic cells, and Far Eastern Textile, Ltd., a Taiwanese producer of synthetic fibers and other textiles. In this sector, the Fund saw weaker performances from China Communications Construction Co., Ltd., the largest port construction and design company in China, Chicago Bridge & Iron Company N.V., a multinational engineering and construction company, and Rolls-Royce, PLC, the second-largest British aircraft engine maker in the world.

Spectra Alchemy Fund

Spectra Alchemy Fund returned -13.36% for the six months ended April 30, 2008. The Fund's benchmark, the Russell 3000 Growth Index, returned -9.68% during the same period.

In the Information Technology sector, the Fund, at an average weight of 22.57%, was underweight the benchmark, and underperformed it. Solid contributions from software manufacturers Oracle Corp., Solera Holdings Inc. and THQ, Inc. were not enough to offset substandard performance from Cognizant Technology Solutions Corp., a provider of information technology, and business process outsourcing services, DealerTrack Holdings, Inc., and eBay, Inc.

At an average weight of 15.12%, in the Health Care sector, the Fund was underweight the benchmark, but outperformed it despite increased turbulence for the sector during this period. Top performers in this sector included: Savient Pharmaceuticals, Inc., a biopharmaceutical company focused on developing products that target unmet medical needs, Pharmion Corp., a global pharmaceutical company, and Celgene Corp. Detractors included pharmaceutical companies Merck & Co., Inc. and Schering-Plough Corp., as well as Northstar Neuroscience, Inc.

In the Industrials sector, the Fund, with an average weight of 12.25%, was underweight, but outperformed the benchmark. Key contributors included Bucyrus International, Inc., a world leader in the manufacture of draglines, drills and shovels for the surface mining industry, Cummins, Inc., a manufacturer of diesel and natural gas engines and related technologies, and JA Solar Holdings Co., Ltd. The Fund did see less impressive performances from Geo Group, Inc., a pioneer in the privatization of correctional facilities throughout the world, Oshkosh Corporation, a manufacturer of trucking and specialty vehicles worldwide, and Chicago Bridge & Iron Company N.V.

The Fund, at an average weight of 18.07%, was overweight the benchmark in the Consumer Discretionary sector, but underperformed. During this period the Fund saw less prominent performances from Bally Technologies, Inc., a manufacturer of gaming machines and computerized monitoring systems, the auction house Sotheby's, and Garmin, Ltd. The Fund did see substantial returns from retailers Urban Outfitters, Inc., GameStop Corp., and Deckers Outdoor Corp.

Spectra Technology Fund

Spectra Technology Fund returned -21.52% for the fiscal period ended April 30, 2008. The Fund's benchmark, the Russell 3000 Growth Index, returned -9.68% during the same period.

The Fund was heavily weighted towards information technology. At an average weight of 74.25% the Fund was significantly overweight to the benchmark and underperformed. Detractors included Novatel Wireless, Inc., a provider of wireless broadband access solutions for pcs and mobile devices, DealerTrack Holdings, Inc., Tessera Technologies, Inc., Intel Corp., and Google, Inc. There were some strong contributors across subsectors, including Corning, Inc., a diversified technology company, Broadcom Corporation, a supplier of integrated circuits, and Mellanox Technologies, Ltd.

It should be noted that the Fund had extremely solid returns in the Industrials sector. At an average weight of 8.94% the Fund was underweight the benchmark in this sector, but outperformed with key contributions from FTI Consulting, Inc., a global business advisory firm, First Solar, Inc., and JA Solar Holdings Co., Ltd.

In Summary

There may still be continued fall-out in the credit markets; the U.S. economy may remain weak or even contract in the coming quarters; but the long-term investing climate for stocks strikes us as extremely favorable given both the global profit growth, reasonable valuations, and signs that not all areas of the U.S. economy are impacted by the twin blows of the housing crisis and the credit crunch. To reiterate, we firmly believe that years from now, the present could be seen as one of the great "if only" markets, a time when the stocks of quality growth companies could be purchased at deep discounts and deliver returns that most investors dream of but never quite attain.

Respectfully submitted,

Daniel C. Chung

Chief Investment Officer

i  The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

ii  Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

iii  The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S.-based securities listed on the Nasdaq stock market.

iv  The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

v  The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged market capitalization-weighted index that is designed to measure the performance of publicly trades stocks issued by companies in developed markets, excluding the United States and Canada. Investors can not invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

vi  The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI All Country World Index includes 48 country indices.

Investors cannot invest directly in any index. Index performance does not reflect the deduction of fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund. The performance data quoted represents past performance, which is not an indication or guarantee of future results. Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.spectrafund.com, or call us at (800) 711-6141.

The views and opinions of the Fund's management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable, however, there is no guarantee that such information is accurate. Any securities mentioned should be considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2008. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, were held by the Fund during the Fund's fiscal year. The Fund did not hold Bear Stearns Companies, Inc.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Investing in foreign securities involves additional risk (including currency risk, risks related to political, social or economic conditions, and risks associated with foreign markets, such as increased volatility, limited liquidity, less stringent regulatory and legal system, and lack of industry and country diversification), and may not be suitable for all investors. Funds that participate in leveraging are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed. The Spectra Green Fund's environmental focus may limit the investment options available to the Fund and may result in lower returns than returns of funds not subject to such investment considerations.

For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

Before investing, carefully consider a fund's investment objective, risks, charges, and expenses. For a prospectus containing this and other information about the

Spectra Funds call us at (800) 711-6141 or visit us at www.spectrafund.com. Read it carefully before investing. Fred Alger & Company, Incorporated, Distributor. Member NYSE, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

SPECTRA FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Spectra Fund Class N shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. The figures for Spectra Fund and the Russell 3000 Growth Index include reinvestment of dividends.

PERFORMANCE COMPARISON

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	20 YEARS
AS OF APRIL 30, 2008
Spectra Fund	6.29%	16.04%	6.33%	14.36%
Russell 3000 Growth Index	(0.79%)	9.78%	1.66%	9.90%
AS OF MARCH 31, 2008
Spectra Fund	3.69%	16.32%	5.84%	14.10%
Russell 3000 Growth Index	(1.46%)	10.25%	1.28%	9.64%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.spectrafund.com or call us at (800) 992-3863.

GREEN FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Green Fund Class N shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) on December 4, 2000 through April 30, 2008. The figures for Green Fund and the Russell 3000 Growth Index include reinvestment of dividends.

PERFORMANCE COMPARISON

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	SINCE INCEPTION
AS OF APRIL 30, 2008
Green Fund (Inception 12/4/00*)	5.11%	14.77%	(1.09%)
Russell 3000 Growth Index	(0.79%)	9.78%	(0.32%)
AS OF MARCH 31, 2008
Green Fund (Inception 12/4/00*)	3.32%	15.29%	(1.82%)
Russell 3000 Growth Index	(1.46%)	10.25%	(1.01%)

* Performance figures prior to 1/12/2007 are those of Alger Green Institutional Fund and performance prior to 10/19/2006 represents the performance of the Alger Socially Responsible Institutional Fund Class I shares, the predecessor fund to the Alger Green Institutional Fund. The predecessor fund followed different investment strategies and had different portfolio managers. As of 1/12/2007 the Alger Green Institutional Fund became the Spectra Green Fund.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. the fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.spectrafund.com or call us at (800) 992-3863.

ALCHEMY FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alchemy Fund Class N shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) on March 30, 2007, the inception date of the Alchemy Fund, through April 30, 2008. The figures for Alchemy Fund and the Russell 3000 Growth Index include reinvestment of dividends.

PERFORMANCE COMPARISON

TOTAL RETURNS

	1 YEAR	SINCE INCEPTION
AS OF APRIL 30, 2008
Alchemy Fund (Inception 3/30/07)	(1.44%)	4.21%
Russell 3000 Growth Index	(0.79%)	3.42%
AS OF MARCH 31, 2008
Alchemy Fund (Inception 3/30/07)	(1.08%)	(1.08%)
Russell 3000 Growth Index	(1.46%)	(1.46%)

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.spectrafund.com or call us at (800) 992-3863.

INTERNATIONAL OPPORTUNITIES FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in International Opportunities Fund Class N shares and the MSCI EAFE Index and the MSCI All Country World Index ex U.S. Index (both unmanaged indexes of common stocks) on February 28, 2007, the inception date of the International Opportunities Fund, through April 30, 2008. The figures for International Opportunities Fund, MSCI EAFE and the MSCI All Country World Index ex U.S. Index include reinvestment of dividends.

PERFORMANCE COMPARISON

TOTAL RETURNS

	1 YEAR	SINCE INCEPTION
AS OF APRIL 30, 2008
International Opportunities Fund (Inception 2/28/07)	11.00%	15.01%
MSCI EAFE Index	(13.29%)	(8.32%)
MSCI All Country World Index ex U.S. Index	(11.87%)	(7.11%)
AS OF MARCH 31, 2008
International Opportunities Fund (Inception 2/28/07)	7.89%	9.89%
MSCI EAFE Index	(16.86%)	(14.39%)
MSCI All Country World Index ex U.S. Index	(15.43%)	(13.07%)

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.spectrafund.com or call us at (800) 992-3863.

TECHNOLOGY FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Technology Fund Class N shares and the S&P North America Technology Sector Index (an unmanaged index of common stocks) on September 1, 2000, the inception date of the Technology Fund, through April 30, 2008. The figures for Technology Fund and the S&P North America Technology Sector Index include reinvestment of dividends.

PERFORMANCE COMPARISON

TOTAL RETURNS

	1 YEAR	5 YEARS	SINCE INCEPTION
AS OF APRIL 30, 2008
Technology Fund (Inception 9/1/00*)	(2.31%)	13.41%	(11.89%)
S&P North America Technology Sector Index	1.08%	10.86%	(10.58%)
AS OF SEPTEMBER 30, 2007
Technology Fund (Inception 9/1/00*)	(8.73%)	14.39%	(12.97%)
S&P North America Technology Sector Index	(1.05%)	11.50%	(11.51%)

*  Performance figures prior to December 7, 2007 are those of the SM&R Alger Technology Fund Class A shares, without a front end sales load.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.spectrafund.com or call us at (800) 992-3863.

PORTFOLIO SUMMARY†

April 30, 2008 (Unaudited)

SECTOR	SPECTRA FUND	GREEN FUND	ALCHEMY FUND	TECHNOLOGY FUND
Consumer Discretionary	7.9%	17.0%	19.5%	3.9%
Consumer Staples	6.1	4.6	4.9	0.0
Energy	10.0	3.7	3.1	0.0
Financials	8.2	5.5	8.7	0.0
Health Care	16.2	10.0	18.5	4.2
Industrials	11.5	15.6	12.5	8.9
Information Technology	32.6	24.4	20.9	70.1
Materials	5.2	6.8	1.1	3.2
Telecommunication Services	0.2	0.0	1.3	2.0
Utilities	0.0	0.0	0.0	0.0
Cash and Net Other Assets	2.1	12.4	9.5	7.7
	100.0%	100.0%	100.0%	100%

INTERNATIONAL OPPORTUNITIES FUND

COUNTRY	VALUE (%)
Australia	2.7%
Belgium	1.0
Bermuda	4.5
Brazil	6.1
Britain	9.7
Canada	2.7
China	6.0
Denmark	0.9
Finland	2.0
France	5.0
Germany	7.6
Greece	1.4
Hong Kong	3.5
India	2.8
Ireland	0.5
COUNTRY	VALUE (%)
Israel	5.0%
Italy	0.6
Japan	8.1
Mexico	1.8
Netherlands	7.8
Norway	2.1
Portugal	1.2
South Africa	1.6
Sweden	0.9
Switzerland	3.7
Taiwan	0.4
United States	2.6
Cash and Net Other Assets	7.8
100.0%

† Based on net assets for each fund.

THE SPECTRA FUNDS | SPECTRA FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—97.8%	SHARES	VALUE
ADVERTISING—.1%
Focus Media Holding Ltd.*	7,300	$269,297
AEROSPACE/DEFENSE—5.7%
BE Aerospace Inc.*	58,200	2,348,952
General Dynamics Corp.	95,200	8,607,984
Lockheed Martin Corp.	49,200	5,217,168
		16,174,104
AGRICULTURE—3.8%
Altria Group Inc.	68,800	1,376,000
Philip Morris International Inc.*	183,600	9,369,108
		10,745,108
APPAREL—2.4%
American Apparel Inc.*	231,000	1,806,420
Deckers Outdoor Corp.*	29,800	4,114,486
Iconix Brand Group Inc.*	44,900	714,808
		6,635,714
AUTO MANUFACTURERS—1.1%
Oshkosh Corp.	76,500	3,105,900
BIOTECHNOLOGY—1.9%
Celgene Corp.*	25,019	1,554,681
Genentech Inc.*	37,300	2,543,860
Illumina Inc.*	17,200	1,339,708
		5,438,249
CHEMICALS—2.1%
Celanese Corp.	62,700	2,805,825
Mosaic Co.*	23,300	2,854,483
Zoltek Cos., Inc.*	6,500	173,355
		5,833,663
COMMERCIAL SERVICES—2.4%
Aegean Marine Petroleum Network Inc.	25,800	938,346
Net 1 UEPS Technologies Inc.*	126,100	2,955,784
Quanta Services Inc.*	35,100	931,554
Sotheby's	57,900	1,603,830
		6,429,514
COMPUTERS—9.9%
Apple Inc.*	37,000	6,436,150
Brocade Communications Systems Inc.	136,500	977,340
Cognizant Technology Solutions Corp., Cl. A*	120,800	3,895,800
Dell Inc.*	32,700	609,201
EMC Corp.*	277,200	4,268,880
Hewlett-Packard Co.	22,800	1,056,780
NCR Corp.*	139,880	3,445,244
NetApp Inc.*	136,900	3,312,980
Research in Motion Ltd.*	32,200	3,916,486
		27,918,861

THE SPECTRA FUNDS | SPECTRA FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DISTRIBUTION/WHOLESALE—.3%
LKQ Corp.*	32,800	$713,728
DIVERSIFIED FINANCIAL SERVICES—5.8%
Affiliated Managers Group Inc.*	12,800	1,271,552
AllianceBernstein Holding LP	24,200	1,500,884
Bolsa de Mercadorias e Futuros - BM&F	61,000	598,357
Bovespa Holding SA	197,850	2,911,106
Janus Capital Group Inc.	42,000	1,178,520
Lazard Ltd., Cl. A	70,600	2,763,284
Merrill Lynch & Co., Inc.	89,400	2,235,000
Nymex Holdings Inc.	42,200	3,907,720
		16,366,423
ELECTRONICS—.4%
Garmin Ltd.	27,100	1,108,390
ENERGY-ALTERNATE SOURCES—1.9%
First Solar Inc.*	2,800	817,572
JA Solar Holdings Co., Ltd.*	191,080	4,587,831
		5,405,403
ENGINEERING & CONSTRUCTION—.9%
Chicago Bridge & Iron Co., NV#	67,000	2,669,280
ENTERTAINMENT—1,1%
Bally Technologies Inc.*	152,400	5,134,356
HEALTHCARE-PRODUCTS—6.4%
Aetna Inc.	58,200	2,537,520
Baxter International Inc.	35,200	2,193,664
Community Health Systems Inc.*	40,000	1,501,200
Hologic Inc.*	78,600	2,294,334
Intuitive Surgical Inc.*	4,200	1,214,892
Inverness Medical Innovations Inc.*	169,961	6,288,557
LifePoint Hospitals Inc.*	19,000	572,280
Thoratec Corp.*	94,600	1,512,654
		18,115,101
INSURANCE—2.1%
ACE Ltd.	19,300	1,163,597
MetLife Inc.	40,200	2,446,170
PartnerRe Ltd.	29,900	2,212,002
		5,821,769
INTERNET—4.6%
DealerTrack Holdings Inc.*	19,650	378,066
Digital River Inc.*	41,400	1,359,990
eBay Inc.*	91,100	2,850,519
Google Inc., Cl. A*	6,600	3,790,314
Sina Corp.*	67,200	3,104,640
Yahoo! Inc.*	56,600	1,551,406
		13,034,935

THE SPECTRA FUNDS | SPECTRA FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE TIME—.7%
WMS Industries Inc.*	51,600	$1,867,404
LODGING—1.9%
Accor SA	15,000	1,244,741
MGM Mirage*	36,600	1,872,090
		3,116,831
MACHINERY-DIVERSIFIED—.2%
Cummins Inc.	8,300	519,995
METAL DIVERSIFIED—.4%
Eurasian Natural Resource Corporation*	43,800	1,040,977
MINING—2.3%
Freeport-McMoRan Copper & Gold Inc.	39,300	4,470,375
Thompson Creek Metals Co., Inc.*	59,100	1,278,333
Uranium One Inc.*	133,000	614,090
		6,362,798
MISCELLANEOUS MANUFACTURING—1.0%
ITT Corp.	42,800	2,739,200
OIL & GAS—5.5%
Cabot Oil & Gas Corp.	40,600	2,312,982
ConocoPhillips	48,000	4,135,200
Hess Corp.	20,300	2,155,860
Nabors Industries Ltd.*	74,796	2,807,842
Petrobank Energy Resources Ltd.*	43,900	2,118,500
Quicksilver Resources Inc.*	22,800	945,972
Range Resources Corp.	14,000	929,320
		15,405,676
OIL & GAS SERVICES—4.4%
Flotek Industries Inc.*	24,000	449,280
National Oilwell Varco Inc.*	20,000	1,369,000
Transocean Inc.*	43,048	6,347,858
Weatherford International Ltd.*	53,700	4,331,979
		12,498,117
PACKAGING & CONTAINERS—.5%
Ball Corp.	28,100	1,511,218
PHARMACEUTICALS—7.8%
Abbott Laboratories	105,500	5,565,125
BioMarin Pharmaceutical Inc.*	61,800	2,253,228
Cardinal Health Inc.	61,800	3,217,926
Cephalon Inc.*	32,400	2,022,084
Gilead Sciences Inc.*	10,700	553,832
ImClone Systems Inc.*	52,000	2,425,800
Merck & Co., Inc.	51,800	1,970,472

THE SPECTRA FUNDS | SPECTRA FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Mylan Inc.	142,100	$1,871,457
United Therapeutics Corp.*	25,600	2,163,200
		22,043,124
REITS—2.8%
CVS Caremark Corp.	118,300	4,775,771
Digital Realty Trust Inc.	19,900	771,125
Kohl's Corp.*	14,800	722,980
Wal-Mart Stores Inc.	27,300	1,582,854
		7,852,730
SEMICONDUCTORS—5.3%
Broadcom Corp., Cl. A*	90,700	2,354,572
Intel Corp.	275,600	6,134,856
Lam Research Corp.*	13,426	548,318
Mellanox Technologies Ltd.*	119,300	1,785,921
MEMC Electronic Materials Inc.*	26,500	1,668,705
Tessera Technologies Inc.*	122,455	2,478,489
		14,970,861
SOFTWARE—7.7%
Intuit Inc.*	81,900	2,208,843
Microsoft Corp.	431,000	12,292,120
NAVTEQ Corp.*	12,200	905,362
Satyam Computer Services Ltd.#	104,800	2,691,264
Solera Holdings Inc.*	88,500	2,284,185
Tele Atlas NV*	10,700	473,111
TomTom NV*	17,300	603,330
		21,458,215
TELECOMMUNICATIONS—3.5%
America Movil SAB de CV#	8,300	481,068
Atheros Communications Inc.*	112,100	2,984,101
Nice Systems Ltd.*#	103,300	3,289,072
Polycom Inc.*	15,000	336,000
SAVVIS Inc.*	68,200	999,130
Sonus Networks Inc.*	471,700	1,891,517
		9,980,888
TOYS/GAMES/HOBBIES—1.1%
Nintendo Co., Ltd.#	46,900	3,203,031
TOTAL COMMON STOCKS (Cost $288,290,865)		275,490,860

THE SPECTRA FUNDS | SPECTRA FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

PURCHASED OPTIONS—.1%	CONTRACTS	VALUE
PUT OPTIONS—.1%
Research in Motion/May/125 (Cost $433,896)	550	$352,000
SHORT-TERM INVESTMENTS—1.5%	PRINCIPAL AMOUNT
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08 (Cost $4,135,402)	$4,135,402	4,135,402
Total Investments (Cost $292,860,163)(a)	99.4%	279,978,262
Other Assets in Excess of Liabilities	0.6	1,689,663
NET ASSETS	100.0%	$281,667,925

  *  Non-income producing securities.

  #  American Depositary Trust

(a)  At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $292,860,163 amounted to $12,881,901 which consisted of aggregate gross unrealized appreciation of $15,341,783 and aggregate gross unrealized depreciation of $28,223,684.

See Notes to Financial Statements.

THE SPECTRA FUNDS | GREEN FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—87.6%	SHARES	VALUE
ADVERTISING—.5%
Focus Media Holding Ltd.*	4,300	$158,627
AEROSPACE/DEFENSE—2.5%
Boeing Co.	5,170	438,726
General Dynamics Corp.	3,655	330,485
		769,211
APPAREL—6.4%
American Apparel Inc.*	48,700	380,834
Deckers Outdoor Corp.*	7,490	1,034,144
Iconix Brand Group Inc.*	22,680	361,066
Nike Inc., Cl. B	2,185	145,958
		1,922,002
AUTO PARTS & EQUIPMENT—1.9%
BorgWarner Inc.	6,910	339,626
Tenneco Inc.*	8,890	227,406
		567,032
BANKS—.8%
PNC Financial Services Group Inc.	3,430	237,871
BEVERAGES—1.7%
Coca-Cola Co.	3,505	206,339
Hansen Natural Corp.*	8,920	315,679
		522,018
BIOTECHNOLOGY—.9%
Genentech Inc.*	4,165	284,053
CHEMICALS—5%
Bayer AG#	3,405	289,767
Celanese Corp.	3,225	144,319
Metabolix Inc.*	25,610	281,966
Praxair Inc.	4,735	432,353
Zoltek Cos., Inc.*	13,400	357,378
		1,505,783
COMMERCIAL SERVICES—3%
Aegean Marine Petroleum Network Inc.	14,385	523,182
Valassis Communications Inc.*	12,605	178,991
Visa Inc., Cl. A*	2,500	208,625
		910,798
COMPUTERS—5.9%
Apple Inc.*	4,210	732,329
EMC Corp.*	27,350	421,190
Hewlett-Packard Co.	7,215	334,415
International Business Machines Corp.	2,315	279,421
		1,767,355

THE SPECTRA FUNDS | GREEN FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
COSMETICS/PERSONAL CARE—.8%
Procter & Gamble Co.	3,689	$247,347
DISTRIBUTION/WHOLESALE—1.0%
LKQ Corp.*	13,510	293,978
DIVERSIFIED FINANCIAL SERVICES—4.3%
AllianceBernstein Holding LP	2,373	147,173
Goldman Sachs Group Inc.	2,270	434,410
IntercontinentalExchange Inc.*	1,820	282,373
Nymex Holdings Inc.	2,955	273,633
T Rowe Price Group Inc.	2,510	146,986
		1,284,575
ELECTRONICS—1.1%
Garmin Ltd.	7,810	319,429
ENERGY-ALTERNATE SOURCES—5.1%
Covanta Holding Corp.*	10,440	278,017
First Solar Inc.*	1,670	487,623
JA Solar Holdings Co., Ltd.*	23,795	571,318
Yingli Green Energy Holding Co., Ltd.*#	9,780	215,453
		1,552,411
ENVIRONMENTAL CONTROL—.5%
Darling International Inc.*	10,245	156,441
FOOD—1.0%
Whole Foods Market Inc.	9,475	309,264
HEALTHCARE-PRODUCTS—3.2%
Hologic Inc.*	6,450	188,276
Intuitive Surgical Inc.*	405	117,150
Inverness Medical Innovations Inc.*	4,610	170,570
Johnson & Johnson	4,895	328,406
Zimmer Holdings Inc.*	2,170	160,927
		965,329
HOME FURNISHINGS—1.3%
Sony Corp.#	8,645	395,854
INSURANCE—.4%
American International Group Inc.	2,690	124,278
INTERNET—5.1%
DealerTrack Holdings Inc.*	9,610	184,896
eBay Inc.*	14,880	465,595
Google Inc., Cl. A*	700	402,003
GSI Commerce Inc.*	11,905	165,718
Yahoo! Inc.*	11,538	316,257
		1,534,469
LODGING—.9%
Accor SA	3,415	283,386

THE SPECTRA FUNDS | GREEN FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
MACHINERY-DIVERSIFIED—3.7%
Cummins Inc.	7,905	$495,248
Deere & Co.	7,350	617,915
		1,113,163
MISCELLANEOUS MANUFACTURING—1.4%
General Electric Co.	12,535	409,895
OIL & GAS—2.2%
Bill Barrett Corp.*	4,070	209,320
BP PLC#	4,495	327,191
Petrobank Energy & Resources Ltd.*	2,710	130,777
		667,288
OIL & GAS SERVICES—4.2%
Cameron International Corp.*	5,855	288,242
Flotek Industries Inc*	43,730	818,626
Schlumberger Ltd.	1,500	150,825
		1,257,693
PHARMACEUTICALS—4.9%
Abbott Laboratories	4,215	222,341
BioMarin Pharmaceutical Inc.*	6,505	237,172
Gilead Sciences Inc.*	3,520	182,195
Pfizer Inc.	4,090	82,250
Schering-Plough Corp.	16,850	310,209
Teva Pharmaceutical Industries Ltd.#	6,225	291,205
United Therapeutics Corp.*	1,935	163,508
		1,488,880
RETAIL—3.3%
Chipotle Mexican Grill Inc.*	2,635	258,572
Darden Restaurants Inc.	2,525	89,840
Lowe's Cos., Inc.	7,000	176,330
Starbucks Corp.*	19,625	318,514
Wal-Mart Stores Inc.	2,540	147,269
		990,525
SEMICONDUCTORS—3.1%
Cree Inc.*	6,520	169,520
Intel Corp.	17,645	392,778
Lam Research Corp.*	2,085	85,151
MEMC Electronic Materials Inc.*	4,680	294,700
		942,149
SOFTWARE—8.8%
Adobe Systems Inc.*	9,335	348,102
Electronic Arts Inc.*	7,310	376,246
Microsoft Corp.	30,105	858,595
NAVTEQ Corp.*	5,295	392,942
Oracle Corp.*	17,720	369,462
Solera Holdings Inc.*	11,860	306,106
		2,651,453

THE SPECTRA FUNDS | GREEN FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
TELECOMMUNICATIONS—1.5
Cisco Systems Inc.*	18,255	$468,058
TRANSPORTATION—1.2%
FedEx Corp.	1,125	107,854
United Parcel Service Inc., Cl. A	3,365	243,660
		351,514
TOTAL COMMON STOCKS (Cost $25,749,281)		26,452,129
SHORT-TERM INVESTMENTS—11.6%	PRINCIPAL AMOUNT
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$1,100,000	1,100,000
Wachovia London, 1.84%, 5/1/08	1,100,000	1,100,000
Wells Fargo Grand Cayman, 1.84%, 5/1/08	1,100,000	1,100,000
Citibank London, 1.84%, 5/1/08	214,570	214,570
TOTAL TIME DEPOSITS (Cost $3,514,570)		3,514,570
Total Investments (Cost $29,263,851)(a)	99.2%	29,966,699
Other Assets in Excess of Liabilities	0.8	231,602
NET ASSETS	100.0%	$30,198,301

  *  Non-income producing securities.

  #  American Depositary Trust

(a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,263,851 amounted to $702,848 which consisted of aggregate gross unrealized appreciation of $2,254,732 and aggregate gross unrealized depreciation of $1,551,884.

See Notes to Financial Statements.

THE SPECTRA FUNDS | ALCHEMY FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—90.5%	SHARES	VALUE
AGRICULTURE—1.7%
Altria Group Inc.	728	$14,560
Philip Morris International Inc.*	477	24,341
		38,901
APPAREL—4.0%
Deckers Outdoor Corp.*	454	62,684
Iconix Brand Group Inc.*	1,938	30,853
		93,537
AUTO MANUFACTURERS—1.3%
Oshkosh Corp.	733	29,760
BEVERAGES—1.8%
Central European Distribution Corp.*	435	26,500
Hansen Natural Corp.*	446	15,784
		42,284
BIOTECHNOLOGY—4.1%
Celgene Corp.*	948	58,909
Genentech Inc.*	534	36,419
		95,328
COMMERCIAL SERVICES—2.6%
Geo Group Inc.*	1,028	27,191
Net 1 UEPS Technologies Inc.*	828	19,408
Sotheby's	524	14,515
		61,114
COMPUTERS—5.8%
Apple Inc.*	203	35,312
Cognizant Technology Solutions Corp., Cl. A*	671	21,640
Hewlett-Packard Co.	780	36,153
Limelight Networks Inc.*	1,565	4,351
NetApp Inc.*	226	5,469
Research In Motion Ltd.*	298	36,246
		139,171
DISTRIBUTION/WHOLESALE—1.0%
Fossil Inc.*	628	22,476
DIVERSIFIED FINANCIAL SERVICES—6.5%
CME Group Inc.	35	16,011
IntercontinentalExchange Inc.*	315	48,872
Nymex Holdings Inc.	312	28,891
NYSE Euronext	600	39,660
Lazard Ltd., Cl. A	554	21,683
		155,117
ELECTRONICS—1.8%
Garmin Ltd.	1,045	42,741

THE SPECTRA FUNDS | ALCHEMY FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ENERGY-ALTERNATE SOURCES—1.3%
JA Solar Holdings Co., Ltd.*	1,317	$31,621
ENGINEERING & CONSTRUCTION—2.1%
Chicago Bridge & Iron Co., NV#	1,217	48,485
ENTERTAINMENT—1.6%
Bally Technologies Inc.*	1,105	37,227
FOOD—1.4%
Whole Foods Market Inc.	1,039	33,913
HEALTHCARE-PRODUCTS—.5%
Hologic Inc.*	327	9,545
Inverness Medical Innovations Inc.*	59	2,183
		11,728
HOUSEHOLD PRODUCTS/WARES—1.0%
Tupperware Brands Corp.	599	23,601
INSURANCE—1.2%
First Mercury Financial Corp.*	528	8,342
PartnerRe Ltd.	263	19,457
		27,799
INTERNET—1.5%
DealerTrack Holdings Inc.*	1,807	34,767
LEISURE TIME—1.7%
WMS Industries Inc.*	1,075	38,904
LODGING—1.8%
Wynn Resorts Ltd.	402	42,347
MACHINERY-CONSTRUCTION & MINING—3.7%
Bucyrus International Inc., Cl. A	692	87,143
MACHINERY-DIVERSIFIED—2.2%
Cummins Inc.	830	52,000
MISCELLANEOUS MANUFACTURING—.7%
Clarcor Inc.	378	15,861
OIL & GAS—1.7%
Concho Resources Inc.*	516	14,226
Nabors Industries Ltd.*	651	24,439
		38,665
OIL & GAS SERVICES—1.5%
Cameron International Corp.*	402	19,790
National Oilwell Varco Inc.*	221	15,127
		34,917

THE SPECTRA FUNDS | ALCHEMY FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PACKAGING & CONTAINERS—1.1%
Owens-Illinois Inc.*	280	$15,442
Silgan Holdings Inc.	176	9,377
		24,819
PHARMACEUTICALS—13.9%
Barr Pharmaceuticals Inc.*	185	9,293
BioMarin Pharmaceutical Inc.*	895	32,632
ImClone Systems Inc.*	1,786	83,317
Merck & Co., Inc.	766	29,139
Mylan Inc.	3,220	42,407
Pozen Inc.*	1,571	20,784
Schering-Plough Corp.	4,212	77,543
United Therapeutics Corp.*	361	30,505
		325,620
RETAIL—6.0%
Abercrombie & Fitch Co., Cl. A	345	25,637
Guess Inc.	599	22,930
Starbucks Corp.*	1,033	16,766
Urban Outfitters Inc.*	2,216	75,898
		141,231
SAVINGS & LOANS—.9%
People's United Financial Inc.	1,201	20,381
SEMICONDUCTORS—3.1%
Lam Research Corp.*	489	19,971
MEMC Electronic Materials Inc.*	261	16,435
ON Semiconductor Corp.*	1,788	13,356
Varian Semiconductor Equipment Associates Inc.*	613	22,454
		72,216
SOFTWARE—7.3%
Autodesk Inc.*	993	37,734
Oracle Corp.*	3,794	79,105
Synchronoss Technologies Inc.*	461	9,621
THQ Inc.*	2,072	44,091
		170,551
TELECOMMUNICATIONS—3.7%
Atheros Communications Inc.*	998	26,567
Polycom Inc.*	930	20,832
SBA Communications Corp.*	922	29,817
Sonus Networks Inc.*	2,414	9,680
		86,896
TOTAL COMMON STOCKS (Cost $2,077,428)		2,121,121

THE SPECTRA FUNDS | ALCHEMY FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

SHORT-TERM INVESTMENTS—8.9%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.84%, 5/1/08	$24,072	$24,072
Wachovia London, 1.84%, 5/1/08	91,700	91,700
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	91,700	91,700
TOTAL TIME DEPOSITS (Cost $207,472)		207,472
Total Investments (Cost $2,284,900)(a)	99.4%	2,328,593
Other Assets in Excess of Liabilities	0.6	14,737
NET ASSETS	100.0%	$2,343,330

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,284,900 amounted to $43,692 which consisted of aggregate gross unrealized appreciation of $236,090 and aggregate gross unrealized depreciation of $192,398.

See Notes to Financial Statements.

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—92.2%	SHARES	VALUE
UNITED STATES—2.1%
BEVERAGES—2.1%
Central European Distribution Corp.* (Cost $78,145)	1,278	$77,856
AUSTRALIA—2.6%
BANKS—.5%
Commonwealth Bank of Australia	406	17,159
COMMERCIAL SERVICES—.1%
Brambles Ltd.	601	5,041
FOOD RETAIL—.2%
Woolworths Ltd.	260	7,032
MINING—1.8%
BHP Billiton Ltd.	877	34,934
Fortescue Metals Group Ltd.*	1,157	8,079
Rio Tinto Ltd.	192	24,621
		67,634
TOTAL AUSTRALIA (Cost $95,002)		96,866
BELGIUM—0.9%
BANKS—.1%
Dexia SA*	205	5,707
BEVERAGES—.3
InBev NV	113	9,289
TELECOMMUNICATIONS—.5%
Belgacom SA	398	18,376
TOTAL BELGIUM (Cost $33,585)		33,372
BERMUDA—2.5%
DIVERSIFIED FINANCIAL SERVICES—2.2%
Lazard Ltd., Cl A	2,022	79,141
INSURANCE—.3%
Max Capital Group Ltd.	559	13,086
TOTAL BERMUDA (Cost $109,945)		92,227
BRAZIL—6.3%
DIVERSIFIED FINANCIAL SERVICES—.4%
Bovespa Holding SA	962	14,155

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
FOOD—.5%
Cosan Ltd., Cl A*	1,208	$16,018
MINING—3.0%
Companhia Vale do Rio Doce#	2,843	111,104
OIL & GAS—2.4%
Petroleo Brasileiro SA#	731	88,758
TOTAL BRAZIL (Cost $137,274)		230,035
BRITAIN—10.7%
AEROSPACE/DEFENSE—.7%
Rolls-Royce Group PLC, Cl. B	333,132	660
Rolls-Royce Group PLC*	2,840	24,693
		25,353
BEVERAGES—.2%
Diageo PLC	336	6,874
ELECTRIC—.7%
National Grid PLC	1,903	26,402
FOOD SERVICES—.4%
Compass Group PLC	2,447	16,526
HEALTH PRODUCTS—1.9%
Smith & Nephew PLC	5,398	70,026
HOUSEHOLD PRODUCTS/WARES—.5%
Reckitt Benckiser Group PLC	308	17,922
MEDIA—.3%
British Sky Broadcasting Group PLC	557	6,012
WPP Group PLC	316	3,871
		9,883
MINING—.4%
Kazakhmys PLC	491	15,384
OIL & GAS—2.6%
BG Group PLC	655	15,969
BP PLC	6,443	77,968
		93,937
PHARMACEUTICALS—1.4%
Shire PLC	2,718	50,413
REITS—.8%
Land Securities Group PLC	929	28,335
RETAIL—.6%
Game Group PLC*	4,196	22,791

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
TOBACCO—.2%
Imperial Tobacco Group, PLC	142	$6,803
TOTAL BRITAIN (Cost $364,163)		390,649
CANADA—2.7%
COMMUNICATIONS EQUIPMENT—1.5%
Research In Motion Ltd.*	448	54,490
MINING—1.2%
Thompson Creek Metals Co., Inc.*	794	17,174
Uranium One Inc.*	5,498	25,385
		42,559
TOTAL CANADA (Cost $113,457)		97,049
CHINA—6.2%
AUTO PARTS & EQUIPMENT—.3%
Minth Group Ltd.	8,891	9,969
BANKS—.8%
China Construction Bank Corp.	11,322	10,211
China Merchants Bank Co., Ltd	2,236	9,352
Industrial & Commercial Bank of China	12,826	10,169
		29,732
COAL—.2%
Hidili Industry International Development Ltd*	5,578	8,516
ENERGY-ALTERNATE SOURCES—.8%
JA Solar Holdings Co Ltd*#	1,173	28,164
ENGINEERING & CONSTRUCTION—.5%
China Communications Construction Co., Ltd*	7,074	16,862
INTERNET—2.4%
Ctrip.com International Ltd.#	344	21,349
Netease.com*#	1,034	23,079
Sina Corp*	976	45,091
		89,519
RETAIL—.5%
China Nepstar Chain Drugstore Ltd.#	1,417	16,735
SEMICONDUCTORS—.4%
Spreadtrum Communications Inc*#	1,772	15,399
TRANSPORTATION—.3%
China Shipping Development Co., Ltd.	3,048	10,226
TOTAL CHINA (Cost $203,206)		225,122

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DENMARK—.9%
ENERGY-ALTERNATE SOURCES—.9%
Vestas Wind Systems A/S* (Cost $30,969)	309	$33,779
FINLAND—2.0%
DIVERSIFIED FINANCIAL SERVICES—.3%
Sampo Oyj	326	9,212
TELECOMMUNICATIONS—1.7%
Nokia OYJ*	2,056	63,123
TOTAL FINLAND (Cost $85,060)		72,335
FRANCE—5.3%
METAL FABRICATE/HARDWARE—1.7%
Vallourec*	228	62,209
LODGING—1.1%
Accor SA	481	39,915
SEMICONDUCTORS—.4%
STMicroelectronics NV	1,357	15,909
SOFTWARE—1.2%
UBISOFT Entertainment*	455	45,762
WATER—.9%
Veolia Environnement*	455	32,968
TOTAL FRANCE (Cost $193,073)		196,763
GERMANY—7.9%
AUTO MANUFACTURERS—1.0%
Porsche Automobile Holding SE	206	37,993
CHEMICALS—3.6%
BASF SE	162	23,116
Bayer AG	1,175	100,249
Linde AG	56	8,204
		131,569
COSMETICS—.2%
Beiersdorf AG	88	7,493
DIVERSIFIED FINANCIAL SERVICES—.6%
Deutsche Boerse AG*	146	21,417
ELECTRIC—.9%
RWE AG	293	33,729

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOUSEHOLD PRODUCTS/WARES—.2%
Henkel AG & Co., KGAA	150	$6,039
IRON/STEEL—.3%
ThyssenKrupp AG	162	10,147
PHARMACEUTICALS—1.1%
Merck KGaA	267	37,915
TOTAL GERMANY (Cost $255,528)		286,302
GREECE—1.4%
BEVERAGES—.7%
Coca Cola Hellenic Bottling Co., SA*	593	26,682
COMMERCIAL SERVICES—.7%
Aegean Marine Petroleum Network Inc.	715	26,005
TOTAL GREECE (Cost $54,224)		52,687
HONG KONG—3.7%
APPAREL—.4%
Esprit Holdings Ltd.	1,327	16,344
CHEMICALS—.2%
Sinofert Holdings Ltd.	7,521	5,741
COMPUTERS—.5%
Lenovo Group Ltd.	24,268	18,556
DIVERSIFIED FINANCIAL SERVICES—1.1%
Hong Kong Exchanges and Clearing Ltd.	1,956	40,000
GAS—.2%
Hong Kong & China Gas Co.	2,958	8,652
MISCELLANEOUS MANUFACTURING—.3%
Peace Mark Holdings Ltd.	10,401	12,090
TELECOMMUNICATIONS—.5%
China Mobile Ltd.	985	16,934
OIL & GAS—.5%
CNOOC Ltd.	9,483	16,741
TOTAL HONG KONG (Cost $97,838)		135,058
INDIA—2.8%
BANKS—.4%
ICICI Bank Ltd.	302	13,466

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
IT SERVICES—2.4%
Infosys Technologies Ltd.#	717	$31,326
Satyam Computer Services Ltd.#	2,200	56,496
		87,822
TOTAL INDIA (Cost $100,909)		101,288
IRELAND—.5%
HEALTHCARE-SERVICES—.5%
Icon Plc*# (Cost $17,748)	277	19,944
ISRAEL—5.0%
COMMUNICATIONS EQUIPMENT—1.7%
Nice Systems Ltd.*	1,896	60,369
ELECTRONIC EQUIPMENT—1.4%
Mellanox Technologies Ltd.*	3,412	51,078
PHARMACEUTICALS—1.9%
Teva Pharmaceutical Industries Ltd.#	1,502	70,264
TOTAL ISRAEL (Cost $185,446)		181,711
ITALY—.6%
AUTO MANUFACTURERS—.6%
Fiat S.P.A. (Cost $27,462)	956	21,418
JAPAN—8.1%
BANKS—.4%
Resona Holdings Inc.	8	15,310
CONSUMER ELECTRONICS—2.2%
Sony Corp.	1,736	79,400
DISTRIBUTION/WHOLESALE—.5%
ITOCHU Corp.	1,606	16,673
ELECTRICAL COMPUTER & EQUIPMENT—.6%
Mitsubishi Electric Corp.	2,134	21,685
IRON/STEEL—.2%
Sumitomo Metal Industries Ltd.	1,989	8,317
MACHINERY-CONSTRUCTION & MINING—.4%
Komatsu Ltd.	552	16,638

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—.6%
Astellas Pharma Inc.	179	$7,279
Takeda Pharmaceutical Co., Ltd.	277	14,551
		21,830
TELECOMMUNICATIONS—.7%
Softbank Corp.*	1,230	24,715
TOYS/GAMES/HOBBIES—2.5%
Nintendo Co Ltd.	168	91,788
TOTAL JAPAN (Cost $266,772)		296,356
MEXICO—1.7%
TELECOMMUNICATIONS—1.7%
America Movil SAB de CV# (Cost $46,926)	1,107	64,162
NETHERLANDS—7.9%
BEVERAGES—1.5%
Heineken NV	924	53,788
CONSUMER ELECTRONICS—.9%
TomTom NV*	905	31,561
ELECTRONICS—1.1%
Koninklijke Philips Electronics NV	1,112	41,810
ENGINEERING & CONSTRUCTION—1.7%
Chicago Bridge & Iron Co., NV#	1,557	62,031
FOOD RETAIL—.5%
Koninklijke Ahold, NV	1,148	17,015
MEDIA—.4%
Reed Elsevier NV	834	15,802
SEMICONDUCTORS—1.0%
ASML Holding NV	1,223	34,911
SOFTWARE—.5%
Tele Atlas NV*	428	18,924
TELECOMMUNICATIONS—.3%
Koninklijke KPN NV	643	11,798
TOTAL NETHERLANDS (Cost $294,338)		287,640

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
NORWAY—3.1%
METAL FABRICATE/HARDWARE—2.1%
Norsk Hydro ASA	5,218	$77,402
OIL & GAS—1.0%
Acergy SA	1,508	37,257
TOTAL NORWAY (Cost $104,231)		114,659
PORTUGAL—1.2%
TELECOMMUNICATIONS—1.2%
Portugal Telecom SGPS SA (Cost $45,873)	3,627	43,057
SOUTH AFRICA—1.6%
COMMERCIAL SERVICES—1.6%
Net 1 UEPS Technologies Inc* (Cost $64,647)	2,463	57,733
SWEDEN—.9%
HAND/MACHINE TOOLS—.3%
Sandvik AB	704	10,835
MACHINERY-CONSTRUCTION & MINING—.6%
Atlas Copco AB	1,370	22,057
TOTAL SWEDEN (Cost $34,189)		32,892
SWITZERLAND—3.2%
DIVERSIFIED FINANCIAL SERVICES—1.3%
Credit Suisse Group AG	62	3,435
UBS AG*	1,261	42,374
UBS AG Rts.*	1,261	2,119
		47,928
ENGINEERING & CONSTRUCTION—.2%
ABB Ltd.	259	7,918
PHARMACEUTICALS—1.7%
Novartis AG	1,208	61,122
TOTAL SWITZERLAND (Cost $150,772)		116,968
TAIWAN—.4%
INSURANCE—.3%
Cathay Financial Holding Co., Ltd.	3,453	9,696

THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
TELECOMMUNICATIONS—.1%
Chunghwa Telecom Co., Ltd.	2,044	$5,270
TOTAL TAIWAN (Cost $13,845)		14,966
TOTAL COMMON STOCKS (Cost $3,204,627)		3,372,894
SHORT-TERM INVESTMENTS—7.6%	PRINCIPAL AMOUNT
TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.84%, 5/1/08	$75,998	75,998
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	100,000	100,000
Wachovia London, 1.84%, 5/1/08	100,000	100,000
TOTAL TIME DEPOSITS (Cost $275,998)		275,998
Total Investments (Cost $3,480,625) (a)	99.8%	3,648,892
Other Assets in Excess of Liabilities	0.2	9,077
NET ASSETS	100.0%	$3,657,969

  *  Non-income producing securities.

  #  American Depositary Receipts.

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,480,625 amounted to $168,267 which consisted of aggregate gross unrealized appreciation of $488,956 and aggregate gross unrealized depreciation of $320,689.

See Notes to Financial Statements.

THE SPECTRA FUNDS | TECHNOLOGY FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—92.3%%	SHARES	VALUE
CHEMICALS—4.2%
Metabolix Inc.*	2,635	$29,011
COMMERCIAL SERVICES—5.2%
FTI Consulting Inc.*	115	7,360
Monster Worldwide Inc.*	505	12,287
TeleTech Holdings Inc.*	710	16,280
		35,927
COMPUTERS—11.4%
Apple Inc.*	160	27,831
Cognizant Technology Solutions Corp., Cl. A*	570	18,383
EMC Corp.*	405	6,237
NetApp Inc.*	295	7,139
Research In Motion Ltd.*	150	18,245
		77,835
ENERGY-ALTERNATE SOURCES—3.7%
First Solar Inc.*	50	14,600
JA Solar Holdings Co., Ltd.*#	435	10,444
		25,044
HOME FURNISHINGS—2.6%
Sony Corp.#	385	17,629
INTERNET—13.5%
eBay Inc.*	675	21,121
Google Inc., Cl. A*	25	14,357
Netease.com*	420	9,374
Shutterfly Inc.*	545	8,911
TIBCO Software Inc.*	2,740	21,016
Vocus Inc.*	365	10,143
Yahoo! Inc.*	270	7,401
		92,323
OIL & GAS SERVICES—3.2%
Flotek Industries Inc.*	1,185	22,183
SEMICONDUCTORS—20.6%
Broadcom Corp., Cl. A*	640	16,614
Cree Inc.*	230	5,980
Intersil Corp.	450	12,024
Lam Research Corp.*	490	20,012
Mellanox Technologies Ltd.*	820	12,275
MEMC Electronic Materials Inc.*	305	19,206
Microsemi Corp.*	280	6,860
NVIDIA Corp.*	640	13,152
Spreadtrum Communications Inc.*#	1,235	10,732
Tessera Technologies Inc.*	370	7,489
Varian Semiconductor Equipment Associates Inc.*	455	16,667
		141,011

THE SPECTRA FUNDS | TECHNOLOGY FUND

Schedule of Investments (Unaudited) (Continued) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFTWARE—14.5%
Adobe Systems Inc.*	220	$8,203
Microsoft Corp.	850	24,242
Omniture Inc.*	841	19,192
Oracle Corp.*	640	13,344
Satyam Computer Services Ltd.#	840	21,571
Taleo Corp.*	645	12,578
		99,130
TELECOMMUNICATIONS—10.6%
American Tower Corp., Cl. A*	315	13,676
Atheros Communications Inc.*	830	22,095
Cisco Systems Inc.*	815	20,897
Corning Inc.	245	6,544
Foundry Networks Inc.*	750	9,548
		72,760
TOYS/GAMES/HOBBIES—2.8%
Nintendo Co., Ltd.#	285	19,464
TOTAL COMMON STOCKS (Cost $613,577)		632,317
SHORT-TERM INVESTMENTS—4.2%	PRINCIPAL AMOUNT
TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.84%, 5/1/08 (Cost $28,769)	$28,769	28,769
Total Investments (Cost $642,346)(a)	96.5%	661,086
Other Assets in Excess of Liabilities	3.5	24,106
NET ASSETS	100.0%	$685,192

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $642,346 amounted to $18,740 which consisted of aggregate gross unrealized appreciation of $65,478 and aggregate gross unrealized depreciation of $46,738.

See Notes to Financial Statements.

THE SPECTRA FUNDS

Statements of Assets and Liabilities (Unaudited) April 30, 2008

	Spectra Fund	Green Fund	Alchemy Fund
ASSETS:
Investments in securities, at value (Identified cost*) see accompanying schedules of investments	$279,978,262	$29,966,699	$2,328,593
Cash**	1,587	2,137	—
Receivable for investment securities sold	9,547,385	135,179	72,844
Receivable foreign currency contracts	1,547	—	—
Receivable for shares of beneficial interest sold	590,382	518,398	—
Dividends and interest receivable	103,929	17,240	590
Receivable from Investment Manager	55,387	18,276	3,072
Prepaid Expenses	58,759	13,301	10,471
Total Assets	290,337,238	30,671,230	2,415,570
LIABILITIES:
Payable for investment securities purchased	7,907,307	390,662	64,153
Payable for shares of beneficial interest redeemed	574,656	65,841	—
Accrued advisory fees	8,953	583	55
Accrued transfer agent fees	45,033	2,552	144
Accrued distribution fees	1,930	205	16
Accrued administrative fees	309	33	3
Accrued expenses	131,125	13,053	7,869
Total Liabilites	8,669,313	472,929	72,240
NET ASSETS	$281,667,925	$30,198,301	$2,343,330
Net Assets Consist of:
Paid in capital	$443,335,247	$29,885,842	$2,377,576
Undistributed net investment income (accumulated loss)	(1,130,572)	(25,727)	(8,345)
Undistributed net realized gain (accumulated loss)	(147,659,297)	(364,663)	(69,593)
Net unrealized appreciation (depreciation) of investments	(12,877,453)	702,849	43,692
NET ASSETS	$281,667,925	$30,198,301	$2,343,330
Net Asset Value Per Share	$10.48	$6.88	$9.99
SHARES OF BENEFICIIAL INTEREST OUTSTANDING—NOTE 5	26,877,077	4,389,033	234,480
*Identified Cost	$292,860,163	$29,263,851	$2,284,900

  **  Restricted cash of $1,587 and $2,137 relating to initial margin requirements on options for the Spectra Fund and Spectra Green Fund, respectively.

  †  Represents foreign cash with a cost of $49,910.

See Notes to Financial Statements.

	International Opportunities Fund		Technology Fund
ASSETS:
Investments in securities, at value (Identified cost*) see accompanying schedules of investments	$3,648,892		$661,086
Cash**	49,989	†	—
Receivable for investment securities sold	19,922		—
Receivable foreign currency contracts	—		—
Receivable for shares of beneficial interest sold	559		—
Dividends and interest receivable	9,885		—
Receivable from Investment Manager	6,184		6,845
Prepaid Expenses	10,334		21,172
Total Assets	3,745,765		689,103
LIABILITIES:
Payable for investment securities purchased	19,571		—
Payable for shares of beneficial interest redeemed	52,287		—
Accrued advisory fees	101		15
Accrued transfer agent fees	665		180
Accrued distribution fees	25		5
Accrued administrative fees	4		—
Accrued expenses	15,143		3,711
Total Liabilites	87,796		3,911
NET ASSETS	$3,657,969		$685,192
Net Assets Consist of:
Paid in capital	$3,347,113		$663,198
Undistributed net investment income (accumulated loss)	13,407		(3,468)
Undistributed net realized gain (accumulated loss)	129,259		6,722
Net unrealized appreciation (depreciation) of investments	168,190		18,740
NET ASSETS	$3,657,969		$685,192
Net Asset Value Per Share	$11.67		$2.87
SHARES OF BENEFICIIAL INTEREST OUTSTANDING—NOTE 5	313,579		238,509
*Identified Cost	$3,480,625		$642,346

THE SPECTRA FUNDS

Statements of Operations (Unaudited)

For the six months ended April 30, 2008

	Spectra Fund	Green Fund	Alchemy Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes*)	$924,058	$67,356	$5,480
Interest and other income	211,819	39,558	523
Total Income	1,135,877	106,914	6,003
EXPENSES:
Investment advisory fees—Note 2(a)	2,209,253	75,516	10,168
Distribution fees—Note 2(e)	378,297	26,590	2,991
Administrative fees—Note 2(a)	60,528	4,254	478
Interest expense	7,375	—	—
Custodian fees	53,131	6,404	463
Transfer agent fees and expenses—Note 2(b)	96,326	7,341	267
Professional fees	122,788	14,957	2,753
Printing fees	57,700	4,177	746
Trustees fees	6,412	6,483	6,490
Registration fees	41,814	9,310	5,223
Miscellaneous	22,839	6,320	552
Total Expenses	3,056,463	161,352	30,131
Less, expense reimbursements—Note 2(a)	(790,014)	(28,711)	(15,783)
Net Expenses	2,266,449	132,641	14,348
NET INVESTMENT INCOME (LOSS)	(1,130,572)	(25,727)	(8,345)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments	3,426,383	(371,871)	(67,114)
Net realized gain (loss) on foreign currency transactions	533,983	(510)	—
Net realized gain on options written	122,498	24,036	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(48,332,551)	(1,526,211)	(283,096)
Net change in unrealized appreciation (depreciation) on options	(81,895)	1,548	—
Net realized and unrealized loss on investments, options and foreign currency	(44,331,582)	(1,873,008)	(350,210)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(45,462,154)	$(1,898,735)	$(358,555)
*Foreign withholding taxes	$3,332	$1,310	$7

  **  Commenced operations December 8, 2007.

See Notes to Financial Statements.

	International Opportunities Fund	Technology Fund**
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes*)	$33,094	$198
Interest and other income	8,974	70
Total Income	42,068	268
EXPENSES:
Investment advisory fees—Note 2(a)	17,402	2,161
Distribution fees—Note 2(e)	4,351	667
Administrative fees—Note 2(a)	696	107
Interest expense	—	—
Custodian fees	27,864	3,431
Transfer agent fees and expenses—Note 2(b)	1,478	2,595
Professional fees	3,171	1,581
Printing fees	1,073	429
Trustees fees	6,452	6,412
Registration fees	11,709	247
Miscellaneous	4,760	375
Total Expenses	78,956	18,005
Less, expense reimbursements—Note 2(a)	(50,404)	(14,269)
Net Expenses	28,552	3,736
NET INVESTMENT INCOME (LOSS)	13,516	(3,468)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments	113,392	4,141
Net realized gain (loss) on foreign currency transactions	15,904	—
Net realized gain on options written	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(625,153)	(122,887)
Net change in unrealized appreciation (depreciation) on options	—	—
Net realized and unrealized loss on investments, options and foreign currency	(495,857)	(118,746)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(482,341)	$(122,214)
*Foreign withholding taxes	$4,553	$—

SM&R Alger Technology Fund*

Statement of Operations

For the period September 1, 2007 through December 7, 2007

INVESTMENT INCOME:
Dividends	$606
Interest from affiliated money market fund	468
Total Income	1,074
EXPENSES:
Investment advisory fees	3,723
Administrative service fees	664
Professional fees	1,541
Custody and transaction fees	4,169
Directors' fees and expenses	1,539
Compliance expenses	20
Qualification fees:
Class A	1,736
Class B	1,685
Distribution fees:
Class A	735
Class B	664
Insurance expenses	135
Total Expenses	16,611
Less, expense reimbursement	(11,229)
Net Expenses	5,382
NET INVESTMENT LOSS	(4,308)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	142,236
Change in unrealized appreciation of investments	(39,778)
Net gain on investments	102,458
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,150

  *  See Note 1 in the Notes to Financial Statements.

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THE SPECTRA FUNDS

Statements of Changes in Net Assets

	Spectra Fund		Green Fund(*)
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31 2007
Net investment income (loss)	$(1,130,572)	$(1,791,748)	$(25,727)	$(30,217)
Net realized gain (loss) in investments, options and foreign currency transactions	4,082,864	65,042,050	(348,345)	496,350
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(48,414,446)	20,485,980	(1,524,663)	1,941,675
Net increase (decrease) in net assets resulting from operations	(45,462,154)	83,736,282	(1,898,735)	2,407,808
Dividends and distributions to shareholders from:
Net investment income
Class N	—	—	—	—
Net realized gains
Class I	—	—	—	(299,356)
Class R	—	—	—	(135,264)
Class N	—	—	(389,174)
Total dividends and distributions to shareholders	—	—	(389,174)	(434,620)
Increase (decrease) from shares of beneficial interest transactions:
Class N	(2,699,927)	54,706,528	18,742,404	11,543,562
Class I	—		—	(2,297,645)
Class R	—		—	(673,802)
Net increase (decrease) from shares of beneficial interest transactions—Note 5	(2,699,927)	54,706,528	18,742,404	8,572,115
Total increase (decrease)	(48,162,081)	138,442,810	16,454,495	10,545,303
Net Assets:
Beginning of period	329,830,006	191,387,196	13,743,806	3,198,503
END OF PERIOD	$281,667,925	$329,830,006	$30,198,301	$13,743,806
Undistributed net investment income (accumulated loss)	$(1,130,572)	$—	$(25,727)	$—

  *  Commenced operations January 12, 2007. Total increase in net assets from November 1, 2006 to
January 11, 2007 are that of its predecessor fund, Alger Green Institutional Fund. See Note 1 in the Notes to Financial Statements.

  **  Commenced operations April 2, 2007.

  ***  Commenced operations March 1, 2007

See Notes to Financial Statements.

	Alchemy Fund(**)		International Opportunities Fund(***)
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Period Ended October 31 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Period Ended October 31 2007
Net investment income (loss)	$(8,345)	$(8,952)	$13,516	$10,894
Net realized gain (loss) in investments, options and foreign currency transactions	(67,114)	120,291	129,296	24,029
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(283,096)	326,788	(625,153)	793,343
Net increase (decrease) in net assets resulting from operations	(358,555)	438,127	(482,341)	828,266
Dividends and distributions to shareholders from:
Net investment income
Class N	—	—	(7,082)	—
Net realized gains
Class I	—	—	—	—
Class R	—	—	—	—
Class N	(113,818)	—	(27,987)	—
Total dividends and distributions to shareholders	(113,818)	—	(35,069)	—
Increase (decrease) from shares of beneficial interest transactions:
Class N	140,856	2,236,720	542,477	2,804,636
Class I	—	—	—	—
Class R	—	—	—	—
Net increase (decrease) from shares of beneficial interest transactions—Note 5	140,856	2,236,720	542,477	2,804,636
Total increase (decrease)	(331,517)	2,674,847	25,067	3,632,902
Net Assets:
Beginning of period	2,674,847	—	3,632,902	—
END OF PERIOD	$2,343,330	$2,674,847	$3,657,969	$3,632,902
Undistributed net investment income (accumulated loss)	$(8,345)	$—	$13,407	$7,071

THE SPECTRA FUNDS

Statements of Changes in Net Assets

	Technology Fund
	For the Period December 8, 2007 to April 30, 2008	For the Period September 1, 2007 to December 7, 2007*	For the Year Ended August 31, 2007*
Net investment loss	$(3,468)	$(4,308)	$(22,843)
Net realized gain in investments, options and foreign currency transactions	4,141	142,236	308,396
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(122,887)	(39,778)	81,317
Net increase (decrease) in net assets resulting from operations	(122,214)	98,150	366,870
Distributions to shareholders from:
Net realized gains
Class A	—	(168,269)	—
Class B	—	(50,896)	—
Total distributions to shareholders	—	(219,165)	—
Decrease from shares of beneficial interest transactions:
Class A	—	(66,577)	(295,662)
Class B	—	(100,213)	(74,276)
Class N	(88,480)	—
Net decrease from shares of beneficial interest transactions—Note 5	(88,480)	(166,790)	(369,938)
Total decrease	(210,694)	(287,805)	(3,068)
Net Assets:
Beginning of period	895,886	1,183,691	1,186,759
END OF PERIOD	$685,192	$895,886	$1,183,691
Undistributed net investment income (accumulated loss)	$(5,642)	$2,174	—

  *  Represents the changes in net assets of its Predecessor Fund, SM&R Alger Technology Fund.

See Notes to Financial Statements.

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THE SPECTRA FUNDS

Financial Highlights for a share outstanding throughout the period

	SPECTRA FUND
	Six Months Ended 4/30/08 (i)(x)		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.00		$8.49		$6.94	$5.84	$5.88	$4.76
Net investment loss (ii)	(0.04)		(0.08)		(0.10)	(0.05)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.48)		3.59		1.65	1.15	0.06	1.19
Total from investment operations	(1.52)		3.51		1.55	1.10	(0.04)	1.12
Distributions from net realized gains	—		—		—	—	—	—
Net asset value, end of period	$10.48		$12.00		$8.49	$6.94	$5.84	$5.88
Total return	(12.7)%		41.3%		22.3%	18.8%	(0.7)%	23.5%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$281,668		$329,830		$191,387	$187,542	$210,439	$257,337
Ratio of expenses to average net assets	1.50	%(xi)	1.59	%(iii)	2.01%	2.07%	1.98%	2.03%
Ratio of net investment loss to average net assets	(0.75)%		(0.79)%		(1.20)%	(0.81)%	(1.63)%	(1.39)%
Portfolio turnover rate	121.47%		282.13%		232.20%	247.72%	159.35%	192.19%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Amount has been reduced by 0.48% due to expense reimbursement.

(iv)  Amount has been reduced by 1.12% due to expense reimbursement.

(vi)  Commenced operations January 12, 2007. Financial highlights prior to January 12, 2007 are that of its predecessor fund, Alger Green Institutional Fund. See Note 1 in the Notes to Financial Statements.

(vii)  Amount has been reduced by 5.79% due to expense reimbursement.

(viii)  Amount has been reduced by 0.75% due to expense reimbursement.

(ix)  Amount has been reduced by 0.90% due to expense reimbursement.

(x)  Unaudited.

(xi)  Amount has been reduced by 0.52% due to expense reimbursement.

(xii)  Amount has been reduced by 0.26% due to expense reimbursement.

See Notes to Financial Statements.

	GREEN FUND (vi) CLASS N
	Six Months Ended 4/30/08 (i)(x)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.90		$6.61		$6.17		$5.37		$5.38		$4.43
Net investment loss (ii)	(0.01)		(0.03)		(0.03)		(0.01)		(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.83)		2.09		1.13		1.05		0.07		1.04
Total from investment operations	(0.84)		2.06		1.10		1.04		0.02		0.95
Distributions from net realized gains	(0.18)		(0.77)		(0.66)		(0.24)		(0.03)		—
Net asset value, end of period	$6.88		$7.90		$6.61		$6.17		$5.37		$5.38
Total return	(10.9)%		34.4%		19.1%		19.8%		0.3%		21.4%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$30,198		$13,744		$2,446		$1,505		$1,277		$1,277
Ratio of expenses to average net assets	1.25	%(xii)	1.25	%(iv)	1.25	%(vii)	1.25	%(viii)	1.34	%(ix)	2.26%
Ratio of net investment loss to average net assets	(0.24)%		(0.42)%		(0.53)%		(0.25)%		(1.04)%		(1.69)%
Portfolio turnover rate	42.58%		131.66%		209.65%		152.60%		166.03%		187.82%

THE SPECTRA FUNDS

Financial Highlights for a share outstanding throughout the period

	ALCHEMY FUND				INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended 4/30/08 (i)(vii)		From 4/2/07 (commencement of operations) to 10/31/07 (i)		Six Months Ended 4/30/08 (i)(vii)		From 3/1/07 (commencement of operations) to 10/31/07 (i)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.07		$10.00		$13.56		$10.00
Net investment loss (ii)	(0.04)		(0.04)		0.05		0.05
Net realized and unrealized gain (loss) on investments	(1.53)		2.11		(1.82)		3.51
Total from investment operations	(1.57)		2.07		(1.77)		3.56
Dividends and distributions to Shareholders from:
Net investment income	—		—		(0.02)		—
Distributions from net realized gains	(0.51)		—		(0.10)		—
Total dividends and distributions to Shareholders	(0.51)		—		(0.12)		—
Net asset value, end of period	$9.99		$12.07		$11.67		$13.56
Total return	(13.4)%		20.7%		(13.2)%		35.6%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$2,343		$2,675		$3,658		$3,633
Ratio of expenses to average net assets	1.20	%(v)	1.20	%(iii)	1.65	%(vi)	1.65	%(iv)
Ratio of net investment loss to average net assets	(0.70)%		(0.66)%		0.78%		0.64%
Portfolio turnover rate	61.92%		67.44%		32.46%		40.19%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Amount has been reduced by 1.30% due to expense reimbursement.

(iv)  Amount has been reduced by 2.47% due to expense reimbursement.

(v)  Amount has been reduced by 1.32% due to expense reimbursement.

(vi)  Amount has been reduced by 2.66% due to expense reimbursement.

(vii)  Unaudited.

See Notes to Financial Statements.

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THE SPECTRA FUNDS

Financial Highlights for a share outstanding throughout the period

	TECHNOLOGY FUND*
	For the Period 12/8 to 4/30/08 (Unaudited) (iv)		For the Period 9/1/07 to 12/7/07		Year ended 8/31/07		Year ended 8/31/06
Net asset value, beginning of period	$3.41		$4.10		$3.08		$3.02
Net investment loss	(0.01)		(0.01)		(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.53)		0.39		1.09		0.11
Total from investment operations	(0.54)		4.48		1.02		0.06
Distributions from net realized gains	—		(1.07)
Net asset value, end of period	$2.87		$3.41		$4.10		$3.08
Total return (ii)	(15.84)%		9.84%		33.12%		1.99%
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period	$685		$682		$843,627		$870,234
Ratio of expenses to average net assets	1.40	%(iii)	1.83	%(v)	1.94	%(vi)	2.02	%(vii)
Ratio of net investment loss to average net assets	(1.30)%		(1.44)%		(1.52)%		(1.75)%
Portfolio turnover rate	85.29%		157.28%		121.18%		127.07%

*  The Technology Fund commenced operations on December 7, 2007. Financial Highlights prior to the commencement of operations are those of the Class A shares of its predecessor fund, SM&R Alger Technology Fund.

(i)  Per share information has been calculated using the average number of shares outstanding.

(ii)  Does not include the effect of sales charge.

(iii)  Amount has been reduced by 5.35% due to expense reimbursement.

(iv)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(v)  Amount has been reduced by 3.72% due to expense reimbursement.

(vi)  Amount has been reduced by 1.90% due to expense reimbursement.

(vii)  Amount has been reduced by 2.43% due to expense reimbursement.

(viii)  Amount has been reduced by 4.19% due to expense reimbursement.

(ix)  Amount has been reduced by 4.05% due to expense reimbursement.

(x)  Amount has been reduced by 9.36% due to expense reimbursement.

See Notes to Financial Statements.

	Year ended 8/31/05		Year ended 8/31/04 (i)		Year ended 8/31/03 (i)
Net asset value, beginning of period	$2.43		$2.59		$1.67
Net investment loss	(0.04)		(0.06)		(0.04)
Net realized and unrealized gain (loss) on investments	0.63		(0.10)		0.96
Total from investment operations	0.59		(0.16)		0.92
Distributions from net realized gains
Net asset value, end of period	$3.02		$2.43		$2.59
Total return (ii)	24.28%		(6.18)%		55.09%
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period	$798,200		$585,844		$449,337
Ratio of expenses to average net assets	2.10	%(viii)	2.10	%(ix)	2.10	%(x)
Ratio of net investment loss to average net assets	(1.36)%		(1.97)%		(1.84)%
Portfolio turnover rate	269.32%		215.21%		291.66%

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Summary of Significant Accounting Policies:

The Spectra Funds (the "Trust") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Spectra Fund, Green Fund, Alchemy Fund, International Opportunities Fund and Spectra Technology Fund (collectively, the "Funds" or individually, each a "Fund"). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

The Green Fund commenced operations on January 12, 2007 after the reorganization of the Class I and R Shares of the Alger Green Institutional Fund into the Class N Shares of the Green Fund. Information of the Green Fund prior to January 12, 2007 is that of the Alger Green Institutional Fund.

The Technology Fund commenced operations on December 8, 2007 after the reorganization of Class A shares and Class B shares of the SM&R Alger Technology Fund (the "Predecessor Fund") into the Class N shares of the Spectra Technology Fund. Information of the Technology Fund prior to December 8, 2007 is that of the Predecessor Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(a) Investment Valuation: Investments in securities are valued each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

other situations, for example, when a particular foreign market is closed but the Fund is open.

Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) defines fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(d) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing put and call options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) Lending of Portfolio Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned.

In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Fund on the next business day. There were no securities on loan during the six months ended April 30, 2008.

(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, reorganization of the Alger Green Institutional Fund, and foreign currency transactions. The reclassifications have no impact on the net asset value of the Funds and is designed to present the Funds' capital accounts on a tax basis.

(g) Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Funds maintain such compliance, no federal income tax provision is required.

(h) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(i) Other: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

	Advisory Fee	Administration Fee through March 16, 2008	Administration Fee Effective March 17, 2008
Spectra Fund	1.46%	.04%	.0275%
Green Fund	.71	.04	.0275
Alchemy Fund	.85	.04	.0275
International Opportunities Fund	1.00	.04	.0275
Technology Fund	.81	.04	.0275

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Prior to September 12, 2006, Alger Management provided both advisory services and administrative services to the Trust pursuant to an investment management agreement.

Effective February 28, 2007, Alger Management has established an expense cap for each of the Funds, whereby it reimbursed the Funds if annualized operating expenses (excluding interest, taxes, brokerage, and extraordinary expenses) exceed the rates, based on average daily net assets, listed below:

	Expense Cap	Fees Waived/Reimbursed for the Six Months Ended April 30, 2007
Spectra Fund	1.50%	$790,014
Green Fund	1.25	28,711
Alchemy Fund	1.20	15,783
International Opportunities Fund	1.65	50,404
Technology Fund	1.40	14,269

As part of its settlement with the New York State Attorney General (see Note 7—Litigation) Alger Management has agreed to reduce the Spectra Fund's advisory fee to 1.16% for the period from December 1, 2006 to November 30, 2011.

(b) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management, to compensate Alger Management on a per account basis for its liaison and administrative oversight of the transfer agent and related services. On June 30, 2007, the shareholder administrative services agreement was assigned to Alger Management. During the period ended April 30, 2007, Spectra Fund, Green Fund, Alchemy Fund, International Opportunities Fund and Technology Fund incurred fees of $17,746, $2,285, $27, $188, and $44 respectively, for these services provided by Alger Management which are included in the transfer agent fees and expenses in the Statement of Operations.

(c) Brokerage Commissions: During the period ended April 30, 2007, Spectra Fund, Green Fund, Alchemy Fund, International Opportunities Fund and Technology Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $246,936, $14,118, $983, $257 and $181 respectively in connection with securities transactions.

(d) Trustees' Fees: Each Fund pays each trustee who is not affiliated with Alger Management or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Fund for each audit committee meeting attended, to a maximum of $200 per annum.

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(e) Distribution/Shareholder Servicing Fees: The Trust entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets. The shareholder servicing agreement was terminated on February 28, 2007. On March 1, 2007, the Funds adopted a distribution plan pursuant to which Class N shares of each Fund pay Alger Inc. a fee at the annual rate of .25% of the respective average daily net assets of each Class N shares of the designated Funds to compensate Alger Inc. for its activities and expenses incurred in distributing the Class N shares. Fees charged may be more or less than the expenses incurred by Alger Inc.

(f) Other Transactions with Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management, Alger Inc. and Alger Services. At April 30, 2007, Alger Management and its affiliates owned 202,008 shares and
223,682 shares of the Spectra International Fund and the Spectra Alchemy Fund, respectively.

NOTE 3 — Securities Transactions:

The following summarizes the securities transaction by the Trust, other than short-term securities, for the six months ended April 30, 2008:

	PURCHASES	SALES
Spectra Fund	$355,287,741	$372,337,438
Green Fund	23,571,766	8,140,445
Alchemy Fund	1,398,794	1,374,851
International Opportunities Fund	1,732,274	1,042,340
Technology Fund	3,314,001	962,762

Written call and put option activity for the six months ended April 30, 2008 was as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
SPECTRA FUND
Options outstanding at October 31, 2007	—	$—
Options written	1,736	726,041
Options closed or expired	1,736	(726,041)
Options exercised	—	—
Options outstanding at October 31, 2007	—	$—

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
GREEN FUND
Options outstanding at October 31, 2007	18	$6,966
Options written	78	20,826
Options closed or expired	(96)	(27,792)
Options exercised	—	—
Options outstanding at October 31, 2007	—	$—

NOTE 4 — Lines of Credit:

The Trust participated in a $50 million committed line of credit with other mutual funds managed by Alger Management through March 14, 2008. All borrowings had variable interest rates and were payable on demand. To the extent the Funds borrow under these lines, the Funds must pledge securities with a total value of at least twice the amount borrowed. Effective March 17, 2008, the Funds borrows from its custodian on an uncommitted basis.

For the six months ended April 30, 2008, the Spectra Fund had borrowings which averaged $288,324 at a weighted average interest rate of 5.06%.

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Share Capital:

(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into five series. The transaction of shares of beneficial interest were as follows:

During the six months ended April 30, 2008, transactions of the shares of beneficial interest were as follows:

	SHARES	AMOUNT
SPECTRA FUND CLASS N
Shares sold	6,521,578	$71,210,705
Shares redeemed	(7,134,691)	(73,910,632)
Net decrease	(613,113)	$(2,699,927)
GREEN FUND CLASS N
Shares sold	2,962,914	$20,846,450
Dividends reinvested	47,758	357,227
Shares redeemed	(361,436)	(2,461,273)
Net increase	2,649,236	$18,742,404
ALCHEMY FUND CLASS N
Shares sold	3,241	$34,561
Dividends reinvested	10,190	111,272
Shares redeemed	(512)	(4,979)
Net increase	12,919	$140,854
INTERNATIONAL FUND CLASS N
Shares sold	73,394	$873,410
Dividends reinvested	2,612	31,947
Shares redeemed	(30,267)	(362,880)
Net increase	45,739	$542,477
TECHNOLOGY FUND CLASS N*
Shares sold	54,714	$152,449
Shares issued in reorganization	262,723	895,885
Shares redeemed	(78,928)	(240,929)
Net increase	238,509	$807,405

*  For the period from December 8, 2007 to April 30, 2008.

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the period ended October 31, 2007, transactions of beneficial interest were as follows:

	SHARES	AMOUNT
SPECTRA FUND CLASS N
Shares sold	10,351,387	$107,050,527
Shares redeemed	(5,397,049)	(52,343,999)
Net increase	4,954,338	$54,706,528
GREEN FUND
Class N*
Shares sold	1,273,942	$8,721,256
Shares issued in reorganization	630,628	3,935,701
Shares redeemed	(164,773)	(1,113,395)
Net increase	1,739,797	$11,543,562
Class I
Shares sold	16,029	$109,079
Dividends reinvested	46,165	290,688
Shares redeemed in reorganization	(430,838)	(2,688,841)
Shares redeemed	(1,346)	(8,571)
Net decrease	(369,990)	$(2,297,645)
Class R
Shares sold	111,099	$719,466
Dividends reinvested	11,561	71,285
Shares redeemed in reorganization	(204,297)	(1,246,860)
Shares redeemed	(34,521)	(217,693)
Net decrease	(116,158)	$(673,802)
ALCHEMY FUND CLASS N**
Shares sold	221,561	$2,236,720
Shares redeemed	—	—
Net increase	221,561	$2,236,720
INTERNATIONAL OPPORTUNITIES FUND CLASS N***
Shares sold	274,508	$2,877,818
Shares redeemed	(6,668)	(73,182)
Net increase	267,840	$2,804,636

*  Initially offered January 12, 2007.

**  Initially offered April 2, 2007.

***  Initially offered March 1, 2007.

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the period from September 1, 2007 to December 7, 2007, transactions of beneficial interest were as follows:

	SHARES	AMOUNT
SM&R ALGER TECHNOLOGY FUND
Class A
Shares sold	6,369	$29,471
Dividends reinvested	42,513	141,570
Shares redeemed	(54,513)	(237,618)
Net decrease	(5,631)	$(66,577)
Class B
Shares sold	1,867	$8,252
Dividends reinvested	15,330	50,896
Shares redeemed	(37,407)	(159,361)
Net decrease	(20,210)	$(100,213)

During the year ended August 31, 2007, transactions of beneficial interest were as follows:

	SHARES	AMOUNT
SM&R ALGER TECHNOLOGY FUND
Class A
Shares sold	48,193	$186,260
Shares redeemed	(125,213)	(481,922)
Net decrease	(77,020)	$(295,662)
Class B
Shares sold	7,998	$29,786
Shares redeemed	(28,175)	(104,062)
Net decrease	(20,177)	$(74,276)

(b) Redemption Fee: The Funds may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) within 30 days after such shares were acquired. The fees retained by the Funds are included as paid-in capital on the Statement of Assets and Liabilities. During the year ended October 31, 2007 and the year ended October 31, 2006, redemption fees were $10,947 and $93 respectively for the Spectra Fund. There were no redemption fees on the other Funds.

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 were as follows:

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31, 2007
GREEN FUND
Distributions paid from:
Ordinary income	$221,757	$251,131
Long-term capital gain	167,417	183,489
Total distributions paid	$389,174	$434,620
ALCHEMY FUND
Distributions paid from:
Ordinary income	$113,818	$—
Long-term capital gain	—	—
Total distributions paid	$113,818	$—
INTERNATIONAL FUND
Distributions paid from:
Ordinary income	$35,069	$—
Long-term capital gain	—	—
Total distributions paid	$35,069	$—

The tax character of distributions paid during the period from September 1, 2007 to December 7, 2007 and the year ended August 31, 2007 were as follows:

	FOR THE PERIOD FROM SEPTEMBER 1, 2007 TO DECEMBER 7, 2007	YEAR ENDED AUGUST 31, 2007
SM&R ALGER TECHNOLOGY FUND
Distributions paid from:
Ordinary income	$33,798	$—
Long-term capital gain	185,367	—
	$219,165	$0

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

SPECTRA FUND
Undistributed ordinary capital	$—
Undistributed long-term gain	—
Unrealized appreciation	$34,841,989
GREEN FUND
Undistributed ordinary capital	$221,697
Undistributed long-term gain	$167,277
Unrealized appreciation	$2,211,394
ALCHEMY FUND
Undistributed ordinary capital	$113,813
Undistributed long-term gain	—
Unrealized appreciation	$324,314
INTERNATIONAL OPPORTUNITIES
Undistributed ordinary capital	$35,028
Undistributed long-term gain	—
Unrealized appreciation	$793,238

As of December 7, 2007, the components of distributable earnings on a tax basis were as follows:

SM&R ALGER TECHNOLOGY FUND
Undistributed ordinary capital	$2,577
Undistributed long-term gain	$4
Unrealized appreciation	$141,627

The differences between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2007, Spectra Fund, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE	AMOUNT
2009	$43,979,856
2010	107,067,302
$151,047,158

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 7 — Litigation:

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affected their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases — a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") — were filed in the Maryland federal district court under the caption

THE SPECTRA FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint (which was later amended a second time) alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "1940 Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

Note 8 — Acquisition of SM&R Alger Technology Fund

On December 7, 2007, the Spectra Technology Fund ("Spectra Tech") acquired all the net assets of the SM&R Alger Technology Fund ("SM&R Tech") pursuant to a plan of reorganization approved by the Fund's shareholders on November 26, 2007. The acquisition was accomplished by a tax-free exchange of 262,723 shares of Spectra Tech, valued at $895,885, for the 262,723 shares of SM&R Tech outstanding on December 7, 2007. SM&R Tech's net assets of $895,885, including $141,627 of unrealized appreciation, were combined with those of Spectra Tech. The combined net assets of Spectra Tech and SM&R Tech were $895,885 immediately after the acquisition.

THE SPECTRA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: transaction costs, if applicable, including redemption fees; and ongoing costs, including advisory fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2007 and ending April 30, 2008.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE SPECTRA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period November 1, 2007 to April 30, 2008(b)	Ratio of Expenses to Average Net Assets For the Six Months Ended April 30, 2008(c)
SPECTRA FUND:
Actual	$1,000.00	$873.30	$6.99	1.50%
Hypothetical(a)	1,000.00	1,017.40	7.52	1.50
GREEN FUND:
Actual	$1,000.00	$891.50	$5.88	1.25%
Hypothetical(a)	1,000.00	1,018.65	6.27	1.25
ALCHEMY FUND:
Actual	$1,000.00	$866.40	$5.57	1.20%
Hypothetical(a)	1,000.00	1,018.90	6.02	1.20
INTERNATIONAL OPPORTUNITIES FUND:
Actual	$1,000.00	$868.50	$7.67	1.65%
Hypothetical(a)	1,000.00	1,016.66	8.27	1.65
TECHNOLOGY FUND:
Actual*	$1,000.00	$784.80	$6.21	1.40%
Hypothetical	1,000.00	1,017.90	7.02	1.40

(a)  5% annual return before expenses.

(b)  Expenses are equal to the annualized expense ratio of the respective fund multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c)  Annualized.

*  From 12/8/07 commencement of operations.

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 711-6141 or online on the Funds' website at http://www.spectrafund.com or on the SEC's website at http://www.sec.gov.

THE SPECTRA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Fund Holdings

The Funds' most recent month end portfolio holdings are available approximately sixty days after month end on the Funds' website at www.spectrafund.com. The Funds also files their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q is available online on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 711-6141.

THE SPECTRA FUNDS

111 Fifth Avenue

New York, NY 10003

(800) 711-6141

www.spectrafund.com

Investment Manager

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, MA 02266

This report is submitted for the general information of the shareholders of The Spectra Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Funds' investment policies, fees and expenses as well as other pertinent information.

Go Paperless with Alger Electronic Delivery Service

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

SAS 043008

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Spectra Funds

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 17, 2008

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 17, 2008